24. Derivative Financial Liabilities (Details - Assumptions) - Level 2 of fair value hierarchy [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Average stock price volatility	80.08%	100.60%	141.03%
Bottom of range [Member]
Disclosure of financial liabilities [line items]
Conversion price	$ 1.30	$ 1.40	$ 1.40
Stock price	$ 1.30	$ 1.80	$ 1.25
Risk-free interest rate	0.82%	0.44%	0.09%
Expected term (in years)	4 days	4 days	1 month 2 days
Top of range [Member]
Disclosure of financial liabilities [line items]
Conversion price	$ 1.80	$ 3.55	$ 3.55
Stock price	$ 1.98	$ 3.55	$ 4.00
Risk-free interest rate	1.90%	0.92%	0.71%
Expected term (in years)	1 year	1 year	1 year